Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 69,510	$ 17,966
Term deposits	58,563	11,279
Accounts receivable, net of allowance of US$315 and US$636 as of December 31, 2010 and 2011, respectively	21,379	10,081
Prepaid expenses and other current assets	6,806	5,285
Total current assets	156,258	44,611
Equity investment in an associate	1,182	1,012
Property and equipment, net	1,078	981
Intangible assets, net	1,590	133
Other non-current assets	374	1,667
Total Assets	160,482	48,404
Current liabilities:
Accounts payable	1,014	658
Deferred revenue	7,090	2,690
Accrued expenses and other current liabilities	3,656	1,942
Tax payable	368	272
Deferred tax liabilities	103	0
Total current liabilities	12,231	5,562
Noncurrent liabilities:
Deferred tax liabilities, non-current	0	187
Total Liabilities	12,231	5,749
Commitments and contingencies
SHAREHOLDERS' (DEFICIT)/EQUITY
Additional paid-in capital	157,064	12,006
Accumulated deficit	(11,743)	(21,994)
Accumulated other comprehensive income	2,841	1,592
Total NetQin Mobile Inc.'s shareholders' (deficit)/equity	148,184	(8,391)
Non-controlling interest	67	68
Total shareholders' (deficit)/equity	148,251	(8,323)
Total Liabilities, Mezzanine Equity and Shareholders' (Deficit)/Equity	160,482	48,404
Series A [Member]
MEZZANINE EQUITY
Convertible preferred shares	0	3,242
Series B [Member]
MEZZANINE EQUITY
Redeemable convertible preferred shares	0	16,638
Series C [Member]
MEZZANINE EQUITY
Redeemable convertible preferred shares	0	16,983
Series C-1 [Member]
MEZZANINE EQUITY
Redeemable convertible preferred shares	0	14,115
Common Class A [Member]
SHAREHOLDERS' (DEFICIT)/EQUITY
Common shares	6	0
Common Class B [Member]
SHAREHOLDERS' (DEFICIT)/EQUITY
Common shares	$ 16	$ 5